Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Concord Street Trust
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 | Spartan® International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Institutional Class are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 | Spartan® International Index Fund | Spartan International Index Fund-Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.06%
1 year	rr_ExpenseExampleYear01	$ 6
3 years	rr_ExpenseExampleYear03	19
5 years	rr_ExpenseExampleYear05	34
10 years	rr_ExpenseExampleYear10	$ 77
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011
02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 | Spartan® International Index Fund | Spartan International Index Fund-Institutional Premium Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.05%
1 year	rr_ExpenseExampleYear01	$ 5
3 years	rr_ExpenseExampleYear03	16
5 years	rr_ExpenseExampleYear05	28
10 years	rr_ExpenseExampleYear10	$ 64
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011
02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 | Spartan® International Index Fund | Return Before Taxes | Spartan International Index Fund-Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Spartan® International Index Fund
Label	rr_AverageAnnualReturnLabel	Institutional Class - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(0.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.02%	[2]
02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 | Spartan® International Index Fund | Return Before Taxes | Spartan International Index Fund-Institutional Premium Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Spartan® International Index Fund
Label	rr_AverageAnnualReturnLabel	Institutional Premium Class - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(0.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%	[2]
02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 | Spartan® International Index Fund | After Taxes on Distributions | Spartan International Index Fund-Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Spartan® International Index Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(1.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.32%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011
02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 | Spartan® International Index Fund | After Taxes on Distributions and Sales | Spartan International Index Fund-Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Spartan® International Index Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	0.20%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011
02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 | Spartan® International Index Fund | MSCI EAFE Index(reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(0.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.97%	[2]

[1]	Adjusted to reflect current fees.
[2]	From September 8, 2011